CAPITAL DISCLOSURES AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2022
CAPITAL DISCLOSURES AND FINANCIAL RISK
CAPITAL DISCLOSURES AND FINANCIAL RISK

NOTE 23 - CAPITAL DISCLOSURES AND FINANCIAL RISK

Approximately 97%, 97% and 97% of expenses that occurred during the years ended December 31, 2022, 2021 and 2020, respectively, were denominated in US dollars. Foreign exchange fluctuations had no meaningful impact on the Corporation’s results in 2022, 2021 or 2020.